Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (953,883)	$ (541,091)	$ 27,993
Other comprehensive (loss) income:
Cumulative translation adjustment	(101)	(14)	(41)
Total comprehensive (loss) income	$ (953,984)	$ (541,105)	$ 27,952